Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 2,200,812	¥ 2,083,000	¥ 2,082,996	¥ 2,081,600
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	[1]	1,162,000	¥ 1,115,000
Trust for Benefit of Employees | Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 1,162,000		¥ 1,115,000

[1]	This class represents equity securities held in the employee retirement benefit trusts of ¥1,115 billion and ¥1,162 billion at March 31, 2016 and 2017, respectively, which are well-diversified across industries.